Expense Example, No Redemption - Eaton Vance Municipal Income Funds - Classes A, C and I	Aug. 31, 2025 USD ($)
Eaton Vance Georgia Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 395
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	1,179
Eaton Vance Georgia Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,551
Eaton Vance Georgia Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
Eaton Vance Maryland Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	400
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,237
Eaton Vance Maryland Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,599
Eaton Vance Maryland Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	701
Eaton Vance Missouri Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	398
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,214
Eaton Vance Missouri Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,576
Eaton Vance Missouri Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
Eaton Vance North Carolina Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	395
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	1,179
Eaton Vance North Carolina Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,543
Eaton Vance North Carolina Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	285
Expense Example, No Redemption, 10 Years	640
Eaton Vance Oregon Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	396
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,190
Eaton Vance Oregon Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,554
Eaton Vance Oregon Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
Eaton Vance South Carolina Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	398
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,214
Eaton Vance South Carolina Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,576
Eaton Vance South Carolina Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
Eaton Vance Virginia Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	400
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,237
Eaton Vance Virginia Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,599
Eaton Vance Virginia Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	$ 701